Segment of Operating Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Operating income	¥ 639,071	¥ 819,199	¥ 837,180
Other income (expenses)	4,812	13,850	(3,838)
Income before income taxes and equity in net income (losses) of affiliates	643,883	833,049	833,342
Telecommunications Business
Segment Reporting Information [Line Items]
Operating income	636,076	812,736	836,793
Smart Life Business
Segment Reporting Information [Line Items]
Operating income	(3,896)	11,805	15,138
Other businesses
Segment Reporting Information [Line Items]
Operating income	¥ 6,891	¥ (5,342)	¥ (14,751)